Income taxes (Details 1) - CLP ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019
IncomeTaxes [Line Items]
Current tax assets, non-current		$ 3,236	$ 2,305,129
Others [Member]
IncomeTaxes [Line Items]
Current tax assets, non-current	[1]	$ 3,236	$ 2,305,129

[1]	Corresponds to the minimum presumed income tax of Argentine subsidiaries, whose recovery period is estimated to be more than one year.